Expense Example {- Templeton China World Fund} - Templeton China World Fund-24 - Templeton China World Fund	Jan. 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 726
3 years	1,095
5 years	1,488
10 years	2,585
Class C
Expense Example:
1 year	362
3 years	804
5 years	1,372
10 years	2,919
Class R6
Expense Example:
1 year	142
3 years	470
5 years	821
10 years	1,812
Advisor Class
Expense Example:
1 year	161
3 years	500
5 years	862
10 years	$ 1,883